Stock and Stock Option Plans - Transactions for Stock Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of shares, Outstanding at beginning balance	1,285,303	1,133,211	1,031,474
Number of shares, Exercisable	790,905	965,750	860,756
Number of shares, Granted	227,869	280,547	123,144
Number of shares, Exercised	(72,611)	(54,637)	(10,611)
Number of shares, Expired	(208,952)
Number of shares, Forfeited	(125,797)	(73,818)	(10,796)
Number of shares, Outstanding at ending balance	1,105,812	1,285,303	1,133,211
Weighted average exercise price, Outstanding at beginning balance	$ 25.97	$ 26.12	$ 25.34
Weighted average exercise price, Granted	$ 20.80	$ 23.32	$ 32.49
Weighted average exercise price, Exercised	$ 15.96	$ 17.44	$ 20.77
Weighted average exercise price, Expired	$ 31.45
Weighted average exercise price, Forfeited	$ 28.67	$ 24.50	$ 29.57
Weighted average exercise price, Outstanding at ending balance	$ 24.22	$ 25.97	$ 26.12
Weighted average exercise price, Exercisable	$ 24.84	$ 25.95	$ 26.11
Intrinsic value, Exercised		$ 13	$ 122
Weighted average remaining contractual term, Outstanding	5 years 8 months 12 days
Weighted average remaining contractual term, Exercisable	4 years 6 months
Intrinsic value, Outstanding at ending balance	618
Intrinsic value, Exercisable	$ 592